Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG Funds
Prospectus
May 1, 2020 (As revised May 15, 2020)

AMG TimesSquare Small Cap Growth Fund
Class N: TSCPX	Class I: TSQIX	Class Z: TSCIX
AMG TimesSquare Mid Cap Growth Fund
Class N: TMDPX	Class I: TQMIX	Class Z: TMDIX
AMG TimesSquare International Small Cap Fund
Class N: TCMPX	Class I: TQTIX	Class Z: TCMIX
AMG TimesSquare Emerging Markets Small Cap Fund
Class N: TQENX	Class I: TQEIX	Class Z: TQEZX
AMG TimesSquare Global Small Cap Fund
Class N: TSYNX	Class I: TSYIX	Class Z: TSYZX
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary or, if you invest directly with a Fund, by logging into your account at www.amgfunds.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-548-4539 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with a Fund.
P081-0520-15

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3-20	Summary of The Funds
AMG TimesSquare Small Cap Growth Fund
AMG TimesSquare Mid Cap Growth Fund
AMG TimesSquare International Small Cap Fund
AMG TimesSquare Emerging Markets Small Cap Fund
AMG TimesSquare Global Small Cap Fund

21-38	Additional Information About the Funds
AMG TimesSquare Small Cap Growth Fund
AMG TimesSquare Mid Cap Growth Fund
AMG TimesSquare International Small Cap Fund
AMG TimesSquare Emerging Markets Small Cap Fund
AMG TimesSquare Global Small Cap Fund
Summary of the Funds’ Principal Risks
Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management

39-47	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

49-58	Financial Highlights
AMG TimesSquare Small Cap Growth Fund
AMG TimesSquare Mid Cap Growth Fund
AMG TimesSquare International Small Cap Fund
AMG TimesSquare Emerging Markets Small Cap Fund
AMG TimesSquare Global Small Cap Fund

59	How To Contact Us

AMG Funds	1

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Summary of The Funds

AMG TimesSquare Small Cap Growth Fund
Investment Objective
The investment objective of the AMG TimesSquare Small Cap Growth Fund (the “Fund”) is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[1]	0.40%	0.24%	0.20%
Total Annual Fund Operating Expenses	1.19%	1.03%	0.99%
[1]	Expense information has been restated to reflect current fees.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$121	$378	$654	$1,443
Class I	$105	$328	$569	$1,259
Class Z	$101	$315	$547	$1,213
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies.
Consistent with its focus, the Fund typically invests in common and preferred stocks of U.S. small-capitalization companies. TimesSquare Capital Management, LLC (“TimesSquare” or the “Subadviser”) generally considers a company to be a “small-capitalization” company if, at the time of purchase, the market capitalization is below $3 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index (between $152.3 million and $5.0 billion as of May 10, 2019, the date of the latest reconstitution of the Index (implemented by the Index June 28, 2019)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently appreciates above the Fund’s small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time. In addition, the Fund focuses on growing companies involved in new product development and technological breakthroughs. TimesSquare looks across all sectors of the stock market to find companies that meet the Fund’s investment criteria – including the potential for strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership. Typically, TimesSquare seeks out stocks that have the potential for significant price appreciation over the following 18 months and price/earnings ratios at a discount relative to their earnings growth rates.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

AMG Funds	3

Summary of The Funds

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and industrials sectors may comprise a significant portion of the Fund's portfolio.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.  The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares (formerly Premier Class shares, which were renamed Class S shares on October 1, 2016) and Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class N and Class Z shares, respectively. Also effective February 27, 2017, the Fund established an additional share class: Class I. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/19 (Class N)1
Best Quarter: 20.39% (1st Quarter 2019)
Worst Quarter: -21.05% (4th Quarter 2018)
Average Annual Total Returns as of 12/31/19
AMG TimesSquare Small Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception[2]
Class N Return Before Taxes	27.98%	10.06%	13.04%	—
Class N Return After Taxes on Distributions[1]	24.73%	6.67%	10.74%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares[1]	18.79%	7.18%	10.36%	—
Class I Return Before Taxes	28.13%	–	–	13.24%
Class Z Return Before Taxes	28.19%	10.26%	13.24%	—
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	28.48%	9.34%	13.01%	11.50%
[1]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The performance information presented was changed to standardize performance information provided to investors across the AMG Funds Family of Funds.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.

4	AMG Funds

Summary of The Funds

Portfolio Management
Investment Manager
AMG Funds LLC (the “Investment Manager”)
Subadviser
TimesSquare Capital Management, LLC
Portfolio Managers
Grant R. Babyak
Senior Founding Partner, Managing Director, and
Portfolio Manager of TimesSquare; Portfolio Manager of the Fund since 2000.
Kenneth C. Duca, CFA
Director and Portfolio Manager/Analyst of TimesSquare;
Portfolio Manager of the Fund since 05/06.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income,  qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will typically not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	5

Summary of The Funds

AMG TimesSquare Mid Cap Growth Fund
Investment Objective
The investment objective of the AMG TimesSquare Mid Cap Growth Fund (the “Fund” ) is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[1]	0.39%	0.24%	0.19%
Total Annual Fund Operating Expenses	1.18%	1.03%	0.98%
[1]	Expense information has been restated to reflect current fees.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$120	$375	$649	$1,432
Class I	$105	$328	$569	$1,259
Class Z	$100	$312	$542	$1,201
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of U.S. mid-capitalization companies. TimesSquare Capital Management, LLC (“TimesSquare” or the “Subadviser”), the subadviser to the Fund, considers the term “mid-capitalization companies” to refer to companies that, at the time of purchase, are within the range of capitalizations of companies in the Russell Midcap® Growth Index. As of May 10, 2019, the date of the latest reconstitution of the Index (implemented by the Index June 28, 2019), the range of market capitalizations for the Russell Midcap® Growth Index was $964.9 million to $33.7 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s mid-capitalization range. Because of this, the Fund may have less than 80% of its net assets in common and preferred stocks of mid-capitalization companies at any given time. TimesSquare seeks to outperform the Russell Midcap® Growth Index in a risk-controlled manner. TimesSquare uses a bottom-up, research-intensive approach to identify mid-capitalization growth companies that it believes have the greatest potential to achieve significant price appreciation over a 12- to 18-month horizon.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in

6	AMG Funds

Summary of The Funds

2020, or in response to events that affect particular industries or companies.
Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Sector Risk— issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and industrials sectors may comprise a significant portion of the Fund’s portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares (formerly Premier Class shares, which were renamed Class S shares on October 1, 2016) and Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class N and Class Z shares, respectively. Also effective February 27, 2017, the Fund established an additional share class: Class I. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/19 (Class N)1
Best Quarter: 16.53% (1st Quarter 2019)
Worst Quarter: -18.83% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/19
AMG TimesSquare Mid Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception[2]
Class N Return Before Taxes	37.15%	11.55%	12.99%	—
Class N Return After Taxes on Distributions[1]	32.57%	8.62%	10.94%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares[1]	25.20%	8.64%	10.41%	—
Class I Return Before Taxes	37.33%	–	–	15.62%
Class Z Return Before Taxes	37.41%	11.77%	13.21%	—
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	35.47%	11.60%	14.24%	15.74%
[1]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The peformance information presented was changed to standardize peformance information provided to investors across the AMG Funds Family of Funds.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC (the “Investment Manager”)
Subadviser
TimesSquare Capital Management, LLC

AMG Funds	7

Summary of The Funds

Portfolio Managers
Ian Anthony Rosenthal, CFA
Senior Founding Partner, Managing Director and Portfolio Manager of TimesSquare; Portfolio Manager of the Fund since 03/05.
Grant R. Babyak
Senior Founding Partner, Managing Director, and Portfolio
Manager of TimesSquare; Portfolio Manager of the Fund since 03/05.
BUYING AND SELLING Fund SHARES
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will typically not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	AMG Funds

Summary of The Funds

AMG TimesSquare International Small Cap Fund
Investment Objective
The AMG TimesSquare International Small Cap Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.48%	0.31%	0.23%
Total Annual Fund Operating Expenses	1.23%	1.06%	0.98%
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$125	$390	$676	$1,489
Class I	$108	$337	$585	$1,294
Class Z	$100	$312	$542	$1,201
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of small market capitalization companies (“small cap companies”). Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and/or investments that expose the Fund to such issuers, and the Fund will invest in and/or have investments that expose the Fund to a minimum of three countries, excluding the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains a principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.
The Fund primarily invests in non-U.S. small cap companies, allocating investments across different countries and regions. The Subadviser considers non-U.S. small cap companies to be those with market capitalizations at the time of purchase within the range of capitalizations of companies in the MSCI EAFE Small Cap Index. As of March 2, 2020, the date of the latest rebalance of the MSCI EAFE Small Cap Index, the range of market capitalizations was $57.86 million to $8.42 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s small market capitalization range. Because of this, the Fund may have less than 80% of its net assets in equity securities of small cap companies at any given time. The Fund may invest in securities of issuers located in emerging markets countries. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies.
TimesSquare Capital Management, LLC, the subadviser to the Fund (“TimesSquare” or the “Subadviser”), uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
•	Revenue growth and profitability should drive equity returns over the long term.
•	Early-stage and traditional growth companies should provide the greatest opportunity.

AMG Funds	9

Summary of The Funds

•	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
•	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Geographic Focus Risk—to the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.
Japan. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

10	AMG Funds

Summary of The Funds

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund's portfolio.  The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares (formerly Premier Class shares, which were renamed Class S shares on October 1, 2016) and Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class N and Class Z shares, respectively. Also effective February 27, 2017, the Fund established an additional share class: Class I. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/19 (Class N)1
Best Quarter: 14.31% (1st Quarter 2019)
Worst Quarter: -19.97% (4th Quarter 2018)
Average Annual Total Returns as of 12/31/19
AMG TimesSquare International Small Cap Fund	1 Year	5 Years	Since Inception
Class N Return Before Taxes	29.56%	8.69%	9.84% [2]
Class N Return After Taxes on Distributions[1]	29.28%	8.15%	9.22% [2]
Class N Return After Taxes on Distributions and Sale of Fund Shares[1]	18.00%	6.74%	7.78% [2]
Class I Return Before Taxes	29.78%	–	9.12% [3]
Average Annual Total Returns as of 12/31/19 (continued)
AMG TimesSquare International Small Cap Fund	1 Year	5 Years	Since Inception
Class Z Return Before Taxes	29.77%	8.94%	10.06% [2]
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)	24.96%	8.85%	9.19% [2]
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)	24.96%	8.85%	9.57% [3]
[1]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The peformance information presented was changed to standardize peformance information provided to investors across the AMG Funds Family of Funds.
[2]	Class Z, Class N and Index performance shown reflects performance since the inception date of the Fund's Class Z and Class N shares on January 2, 2013.
[3]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
TimesSquare Capital Management, LLC
Portfolio Manager
Magnus Larsson
Director and Portfolio Manager of TimesSquare;
Lead Portfolio Manager of the Fund since 1/13.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000

AMG Funds	11

Summary of The Funds

* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	AMG Funds

Summary of The Funds

AMG TimesSquare Emerging Markets Small Cap Fund
Investment Objective
The AMG TimesSquare Emerging Markets Small Cap Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	2.88%	2.73%	2.73%
Total Annual Fund Operating Expenses	4.08%	3.68%	3.68%
Fee Waiver and Expense Reimbursements[2]	(2.41)%	(2.41)%	(2.41)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.67%	1.27%	1.27%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.25% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2021. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$170	$1,021	$1,887	$4,125
Class I	$129	$ 903	$1,697	$3,776
Class Z	$129	$ 903	$1,697	$3,776
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in emerging market countries and invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small capitalization companies (“small cap companies”). The Fund primarily invests in small cap companies located in emerging market countries, allocating investments across different countries and regions. TimesSquare Capital Management, LLC, the subadviser to the Fund (“TimesSquare” or the “Subadviser”), considers emerging market countries (including frontier markets) to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if (i) the issuer is organized in or maintains a principal place of business in an emerging market country, (ii) its securities are traded principally in an emerging market country, or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The

AMG Funds	13

Summary of The Funds

Subadviser considers small cap companies to be those with market capitalizations less than $5.0 billion. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently appreciates above the Fund’s small market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small cap companies at any given time.
To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies, exchange-traded funds and participatory notes. The Fund’s investments in companies located in emerging market countries may include investments in frontier market countries. Frontier market countries are a sub-set of emerging market countries that generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets.
TimesSquare uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. TimesSquare also applies a macro overlay to monitor and mitigate country risks through active management. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
•	Revenue growth and profitability should drive equity returns over the long term.
•	Early-stage and traditional growth companies should provide the greatest opportunity.
•	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
•	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Frontier Markets Risk—investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Risks that are characteristic of many emerging markets generally may be especially heightened in frontier markets due to political, economic, financial, or other factors.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

14	AMG Funds

Summary of The Funds

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology sector may comprise a significant portion of the Fund's portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.
Settlement Risk—Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, the Fund established an additional share class: Class N. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/19 (Class I)1
Best Quarter: 11.54% (1st Quarter 2017)
Worst Quarter: -8.81% (2nd Quarter 2018)
Average Annual Total Returns as of 12/31/19
AMG TimesSquare Emerging Markets Small Cap Fund	1 Year	Since Inception
Class I Return Before Taxes	16.83%	8.46% [2]
Class I Return After Taxes on Distributions[1]	16.93%	6.84% [2]
Class I Return After Taxes on Distributions and Sale of Fund Shares[1]	10.29%	6.09% [2]
Class N Return Before Taxes	16.49%	5.30% [3]
Class Z Return Before Taxes	16.83%	8.46% [2]
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes)	11.50%	6.40% [2]
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes)	11.50%	3.47% [3]
[1]	The performance information shown is for Class I shares of the Fund, which is a change from last period. The performance information presented was changed to standardize performance information provided to investors across the AMG Funds Family of Funds.
[2]	Class I, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class I and Class Z shares on December 14, 2016.
[3]	Class N and Index performance shown reflects performance since the inception date of the Fund's Class N shares on February 24, 2017.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I shares only, and after-tax returns for Class N and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
TimesSquare Capital Management, LLC
Portfolio Managers
Caglar Somek, CFA
Senior Vice President and Portfolio Manager/Analyst of TimesSquare;
Lead Portfolio Manager of the Fund since its inception in 2016.
Magnus Larsson
Director and Portfolio Manager of TimesSquare;
Portfolio Manager of the Fund since its inception in 2016.

AMG Funds	15

Summary of The Funds

Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
*Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income,  qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	AMG Funds

Summary of The Funds

AMG TimesSquare Global Small Cap Fund
Investment Objective
The AMG TimesSquare Global Small Cap Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	6.10%	6.10%	6.10%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	7.06%	6.81%	6.81%
Fee Waiver and Expense Reimbursements[3]	(5.78)%	(5.78)%	(5.78)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.28%	1.03%	1.03%
[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.00% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2021. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$130	$1,565	$2,941	$6,140
Class I	$105	$1,496	$2,836	$5,981
Class Z	$105	$1,496	$2,836	$5,981
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small market capitalization companies (“small cap companies”). Under normal circumstances, the Fund will invest at least 35% of its net assets in investments economically tied to countries other than the U.S., or, if in the view of TimesSquare Capital Management, LLC, the subadviser to the Fund (“TimesSquare” or the “Subadviser”), market conditions are not favorable, at least 30% of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. The Fund considers a company to be non-U.S. issuer if (i) it is organized outside the U.S. or maintains a principal place of business

AMG Funds	17

Summary of The Funds

outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S.
The Fund primarily invests in U.S. and non-U.S. small cap companies, allocating investments across different countries and regions. TimesSquare considers small cap companies to be those with market capitalizations at the time of purchase within the range of capitalizations of companies in the MSCI World Small Cap Index. As of March 2, 2020, the date of the latest rebalance of the MSCI World Small Cap Index, the range of market capitalizations was $48.8 million to $11.21 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s small market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small cap companies at any given time. The Fund may invest in securities of issuers located in emerging markets countries. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies and exchange-traded funds.
TimesSquare uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. TimesSquare also applies a macro overlay to monitor and mitigate country risks through active management. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
•	Revenue growth and profitability should drive equity returns over the long term.
•	Early-stage and traditional growth companies should provide the greatest opportunity.
•	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
•	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

18	AMG Funds

Summary of The Funds

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund's portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/19 (Class N)
Best Quarter: 17.11% (1st Quarter 2019)
Worst Quarter: 0.71% (3rd Quarter 2019)
Average Annual Total Returns as of 12/31/19
AMG TimesSquare Global Small Cap Fund	1 Year	Since Inception[1]
Class N Return Before Taxes	37.60%	5.81%
Class N Return After Taxes on Distributions	37.39%	5.71%
Class N Return After Taxes on Distributions and Sale of Fund Shares	22.56%	4.49%
Class I Return Before Taxes	37.96%	6.07%
Class Z Return Before Taxes	38.09%	6.13%
MSCI World Small Cap Index (reflects no deduction for fees, expenses, or taxes)	26.19%	3.28%
[1]	Performance shown reflects performance since the inception date of the Fund on May 30, 2018.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
TimesSquare Capital Management, LLC
Portfolio Managers
Magnus Larsson
Director and Portfolio Manager of TimesSquare;
Lead Portfolio Manager of the Fund since its inception in 2018.
Grant R. Babyak
Senior Founding Partner, Managing Director and Portfolio Manager of TimesSquare;
Portfolio Manager of the Fund since its inception in 2018.
Ian Anthony Rosenthal, CFA
Senior Founding Partner, Managing Director and Portfolio Manager of TimesSquare;
Portfolio Manager of the Fund since its inception in 2018.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
*Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at

AMG Funds	19

Summary of The Funds

www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income,  qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	AMG Funds

Additional Information About the Funds

AMG TimesSquare Small Cap Growth Fund
The Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
TimesSquare applies fundamental investment research techniques when deciding which stocks to buy or sell. Typically, TimesSquare:
•	Seeks out stocks that have the potential for significant price appreciation over the following 18 months and price/earnings ratios at a discount relative to their earnings growth rates.
•	Sells all or part of the Fund’s holdings in a particular stock if:
—	The stock no longer meets the Fund’s investment criteria;
—	TimesSquare believes the company issuing the security is unable to sustain a competitive advantage;
—	Valuation is no longer attractive compared with TimesSquare’s expectations of long-term growth; or
—	Appreciation causes the stock’s value to exceed 5% of the Fund’s assets.
For purposes of the Fund’s investment strategy, “U.S. companies” includes those issuers that are either incorporated in the U.S., headquartered in the U.S., generate a majority of their revenues in the U.S. or locate a majority of their assets in the U.S. In all cases, the securities of these “U.S. companies” must trade on a U.S. exchange or U.S. based over-the-counter (“OTC”) market.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company in which the Fund invests, will not constitute a violation of that limitation.
Although the investment strategies of TimesSquare do not ordinarily involve trading securities for short-term profits, TimesSquare may sell any security when it believes such sale is in the best interests of the Fund, which may result in short-term trading. Short-term trading may increase the Fund’s transaction costs, which may have an adverse effect on the Fund’s performance, and may increase your tax liability.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to small-cap companies.
•	Diversifying equity investments that may primarily be held in larger-cap companies.
•	Seeking exposure to growth-oriented investments.
•	Willing to accept short-term volatility of returns.
PORTFOLIO MANAGERS
Grant R. Babyak
Senior Founding Partner,
Managing Director, and
Portfolio Manager
Kenneth C. Duca, CFA
Director and
Portfolio Manager/Analyst
See “Fund Management” below for more information on the portfolio managers.

AMG Funds	21

Additional Information About the Funds

AMG TimesSquare Small Cap Growth Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, “Other Expenses” for Class N and Class I shares in the “Annual Fund Operating Expenses” table include payments the Class N and Class I pay to third-party financial intermediaries who maintain omnibus accounts with the Fund. These payments, representing payments for shareholder recordkeeping services, may not exceed 0.20% and 0.10% of the average daily net assets attributable to Class N and Class I shares, respectively. Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” below for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
The Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective February 27, 2017, outstanding Class S shares (formerly Premier Class shares, which were renamed Class S shares on October 1, 2016) and Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class N and Class Z shares, respectively. Also effective February 27, 2017, the Fund established an additional share class: Class I. The information in the bar chart is for the Class N shares of the Fund. Class I and Class Z shares would have similar annual returns as Class N shares because all of the classes are invested in the same portfolio of securities. However, Class I and Class Z shares are subject to different expenses than Class N shares, and Class I and Class Z performance would vary to that extent. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to contractually limit expenses, returns would have been lower.

22	AMG Funds

Additional Information About the Funds

AMG TimesSquare Mid Cap Growth Fund
The Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
TimesSquare applies fundamental investment research techniques when deciding which stocks to buy or sell. Typically, TimesSquare:
•	Sells all or part of the Fund’s holdings in a particular stock if:
—	The company’s operating objectives are not met; or
—	Valuation is no longer attractive compared with TimesSquare’s expectations of long-term growth.
For purposes of this investment strategy, “U.S. companies” includes those issuers that are either incorporated in the U.S., headquartered in the U.S., generate a majority of their revenues in the U.S. or locate a majority of their assets in the U.S. In all cases the securities of these “U.S. companies” must trade on a U.S. exchange or U.S. based over-the-counter (“OTC”) market.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of U.S. mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company in which the Fund invests, will not constitute a violation of that limitation.
Although the investment strategies of TimesSquare do not ordinarily involve trading securities for short-term profits, TimesSquare may sell any security when it believes such sale is in the best interests of the Fund, which may result in short-term trading. Short-term trading may increase the Fund’s transaction costs, which may have an adverse effect on the Fund’s performance, and may increase your tax liability.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to mid-cap companies.
•	Diversifying equity investments that may primarily be held in larger-cap companies.
•	Seeking exposure to growth-oriented investments.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, “Other Expenses” for Class N and Class I shares in the “Annual Fund Operating Expenses” table include payments the Class N and Class I pay to third-party financial intermediaries who maintain omnibus accounts with the Fund. These payments, representing payments for shareholder recordkeeping services, may not exceed 0.20% and 0.05% of the average daily net assets attributable to Class N and Class I shares, respectively. Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing
PORTFOLIO MANAGERS
Ian Anthony Rosenthal, CFA
Senior Founding Partner, Managing Director, and
Portfolio Manager
Grant R. Babyak
Senior Founding Partner,
Managing Director, and
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

AMG Funds	23

Additional Information About the Funds

AMG TimesSquare Mid Cap Growth Fund (CONTINUED)
fees incurred. Please see “Choosing A Share Class” below for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
The Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.13% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective February 27, 2017, outstanding Class S shares (formerly Premier Class shares, which were renamed Class S shares on October 1, 2016) and Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class N and Class Z shares, respectively. Also effective February 27, 2017, the Fund established an additional share class: Class I. The information in the bar chart is for the Class N shares of the Fund. Class I and Class Z shares would have similar annual returns as Class N shares because all of the classes are invested in the same portfolio of securities. However, Class I and Class Z shares are subject to different expenses than Class N shares, and Class I and Class Z performance would vary to that extent. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to contractually limit expenses, returns would have been lower.

24	AMG Funds

Additional Information About the Funds

AMG TimesSquare International Small Cap Fund
The Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund and also additional information about the Fund’s expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
TimesSquare’s initial investment screen identifies stocks with market capitalizations within the range of capitalizations of companies in the MSCI EAFE Small Cap Index demonstrating revenue growth, profitability, and return on equity. TimesSquare utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific quality metrics. The Subadviser then focuses ideas for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadviser’s bottom up research process.
The Subadviser’s sell discipline is driven by the target prices established for each security. Stocks are sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of small market capitalization companies (“small cap companies”). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company in which the Fund invests, will not constitute a violation of that limitation.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to non-U.S. small cap companies.
•	Seeking capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES and Performance
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are authorized to pay up to 0.25% and 0.10% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
Portfolio Manager
Magnus Larsson
Lead Portfolio Manager,
Director
See “Fund Management” below for more information on the portfolio manager.

AMG Funds	25

Additional Information About the Funds

AMG TimesSquare International Small Cap Fund (CONTINUED)
The Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective February 27, 2017, outstanding Class S shares (formerly Premier Class shares, which were renamed Class S shares on October 1, 2016) and Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class N and Class Z shares, respectively. Also effective February 27, 2017, the Fund established an additional share class: Class I. The information in the bar chart is for the Class N shares of the Fund. Class I and Class Z shares would have similar annual returns as Class N shares because all of the classes are invested in the same portfolio of securities. However, Class I and Class Z shares are subject to different expenses than Class N shares, and Class I and Class Z performance would vary to that extent. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to contractually limit expenses, returns would have been lower.

26	AMG Funds

Additional Information About the Funds

AMG TimesSquare Emerging Markets Small Cap Fund
The Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
TimesSquare’s initial investment screen identifies stocks with market capitalization under $5 billion demonstrating revenue growth, profitability, and return on equity. TimesSquare utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific quality metrics. The Subadviser then focuses ideas for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadviser’s bottom up research process.
The Subadviser’s sell discipline is driven by the target prices established for each security. Stocks are sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in emerging market countries and invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small capitalization companies (“small cap companies”). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company in which the Fund invests, will not constitute a violation of that limitation.
The Subadviser considers emerging market countries (including frontier markets) to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The MSCI EAFE Index is an equity index which captures large and mid cap representation across developed market countries around the world, excluding the United States and Canada.
The Fund may invest in exchange-traded funds (“ETFs”). The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to small cap companies located in emerging market countries.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee
PORTFOLIO MANAGERS
Caglar Somek, CFA
Lead Portfolio Manager, Senior Vice President and
Portfolio Manager/Analyst
Magnus Larsson
Director and
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

AMG Funds	27

Additional Information About the Funds

AMG TimesSquare Emerging Markets Small Cap Fund (CONTINUED)
Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.25% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective February 27, 2017, the Fund established an additional share class: Class N. The information in the bar chart is for the Class I shares of the Fund. Class N and Class Z shares would have similar annual returns as Class I shares because all of the classes are invested in the same portfolio of securities. However, Class N and Class Z shares are subject to different expenses than Class I shares, and Class N and Class Z performance would vary to that extent. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to contractually limit expenses, returns would have been lower.

28	AMG Funds

Additional Information About the Funds

AMG TimesSquare Global Small Cap Fund
The Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
TimesSquare’s initial investment screen identifies stocks with market capitalizations within the range of capitalizations of companies in the MSCI World Small Cap Index demonstrating revenue growth, profitability, and return on equity. TimesSquare utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific quality metrics. The Subadviser then focuses ideas for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadviser’s bottom up research process.
The Subadviser’s sell discipline is driven by the target prices established for each security. Stocks are sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small market capitalization companies (“small cap companies”). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company in which the Fund invests, will not constitute a violation of that limitation.
The Fund may invest in exchange-traded funds (“ETFs”). The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to U.S. and non-U.S. small cap companies.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the
PORTFOLIO MANAGERS
Magnus Larsson
Lead Portfolio Manager, Director
Grant R. Babyak
Senior Founding Partner, Managing Director and
Portfolio Manager
Ian Anthony Rosenthal, CFA
Senior Founding Partner, Managing Director and
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

AMG Funds	29

Additional Information About the Funds

AMG TimesSquare Global Small Cap Fund (CONTINUED)
period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.00% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for the Class N shares of the Fund. Class I and Class Z shares would have similar annual returns as Class N shares because all of the classes are invested in the same portfolio of securities. However, Class I and Class Z shares are subject to different expenses than Class N shares, and Class I and Class Z performance would vary to that extent. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to contractually limit expenses, returns would have been lower.

30	AMG Funds

Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the summary section of the Fund’s Prospectus. The risks are described in alphabetical order and not in the order of importance or potential exposure. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to a Fund. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see each Fund’s summary section for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds.
CURRENCY RISK
(AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund)
The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the value of the foreign currency drops relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Adverse currency fluctuations are an added risk to foreign investments. To the extent a Fund invests directly in non-U.S. currencies, or in securities that trade in, or receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to non-U.S. currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.
DERIVATIVES RISK
(AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund)
Derivatives, including options, futures, forwards and participation notes, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates, or indices, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. Derivative transactions typically involve leverage and may be highly volatile. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates or indices underlying them. Some derivatives are also subject to credit and counterparty risk in that a counterparty may fail to honor its contract terms, causing a loss for a Fund. Government regulation of derivative instruments may limit or prevent a Fund from using such instruments as part of its investment strategies or result in materially increased costs in using such instruments, which could adversely affect the Fund.
EMERGING MARKETS RISK
(AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund)
Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries may be more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.
FOREIGN INVESTMENT RISK
(AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund)
Investments in foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. The value of foreign investments may be adversely affected by changes in the political or social conditions, taxation, including confiscatory or withholding taxes, diplomatic relations, embargoes, economic sanctions, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other restrictions and tax regulations in foreign countries, which risks also apply to investments traded on a U.S. securities exchange

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Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
that are issued by companies with significant exposure to foreign countries. Foreign investments trade with less frequency and volume than U.S. investments and, therefore, may have greater price volatility. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign investments can perform differently from U.S. investments.
Frontier markets RISK
(AMG TimesSquare Emerging Markets Small Cap Fund)
Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Many frontier markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, frontier markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries. These risks, which are characteristic of many emerging markets generally, may be especially heightened in frontier markets, due to political, economic, financial or other factors.
GEographic focus RISK
(AMG TimesSquare International Small Cap Fund)
To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region. This may cause the Fund’s NAV to be more volatile than the NAV of a more geographically diversified fund and may result in losses.
Japan. AMG TimesSquare International Small Cap Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.
GROWTH STOCK RISK
(All Funds)
The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.
LIQUIDITY RISK
(AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund)
Liquidity risk is the risk that a Fund may not be able to dispose of investments or close out derivatives transactions readily at favorable times or prices or may have to sell them at a loss. For example, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as a rising interest rate environment. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector. The values of illiquid investments are often more volatile than the values of more liquid investments.
ManagEment RISK
(All Funds)
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause a Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. Each Fund’s Subadviser will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result. To the extent a Fund’s Subadviser uses quantitative analyses or models, any imperfections, errors or limitations in such analyses or models could affect the Fund’s performance or the ability of the Subadviser to implement its strategies. In particular, with respect to limitations in such analyses or models, the analyses and models may make simplifying assumptions that limit their effectiveness, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate or does not include the most recent information about a company or a security.

32	AMG Funds

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
MARKET RISK
(All Funds)
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to economic, political, or market conditions or perceptions, government actions, geopolitical events or in response to events that affect particular industries, geographies, or companies. The value of your investment could go up or down depending on market conditions and other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. With respect to AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund, additional market risks may apply. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. A Fund’s performance may also be negatively impacted by the commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets.
Certain instruments held by a Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or net asset value.
MID-CAPITALIZATION STOCK RISK
(AMG TimesSquare Mid Cap Growth Fund)
The stocks of mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, less proven track records, and less competitive strength than larger companies. A fund that invests in mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of mid-capitalization companies are out of favor.
POLITICAL RISK
(AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund)
Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country. This may include, among other factors, government instability, poor socioeconomic conditions, corruption, internal and external conflict, changes in the regulatory environment, and changes in sovereign health. High political risk can have a negative impact on the economic welfare of a country.
SECTOR RISK
(All Funds)
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in the information technology and industrials sectors may comprise a significant portion of AMG TimesSquare Small Cap Growth Fund’s and AMG TimesSquare Mid Cap Growth Fund’s portfolio. Stocks in the industrials sector may comprise a significant portion of AMG TimesSquare International Small Cap Fund’s portfolio. Stocks in the information technology sector may comprise a significant portion of AMG TimesSquare Emerging Markets Small Cap Fund’s portfolio. Stocks in the industrials sector may comprise a significant portion of AMG TimesSquare Global Small Cap Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
SETTLEMENT Risk
(AMG TimesSquare Emerging Markets Small Cap Fund)
Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions. Delays in settlement may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, and potentially subject the Fund to penalties for its failure to deliver to on-purchasers of securities whose delivery to the Fund was delayed. Delays in the settlement of securities purchased by the Fund may limit the ability of the Fund to sell those securities at times and prices it considers desirable, and may subject the Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. The Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others.

AMG Funds	33

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
SMALL-CAPITALIZATION STOCK RISK
(AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund)
The stocks of small-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, less proven track records, and less competitive strength than larger companies. A fund that invests in small-capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.

34	AMG Funds

Additional Information About the Funds

Other Important Information About the Funds and their Investment Strategies and Risks
In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information, dated May 1, 2020, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVES
Each Fund’s investment objective may be changed without shareholder approval and without prior notice.
TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.
PORTFOLIO TURNOVER
Each Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' website at www.amgfunds.com.

Fund Management

Each Fund is a series of AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadviser to the Funds. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and shareholder service (12b-1) fees, if any, the Distributor receives no compensation from the Funds for its services as distributor.
TimesSquare Capital Management, LLC (“TimesSquare”) has day-to-day responsibility for managing each Fund’s portfolio and has managed each Fund since its inception. TimesSquare, located at 7 Times Square, 42nd Floor, New York, New York 10036, manages assets primarily for institutional clients including corporate pension plans, endowments and foundations, public pension plans, and Taft-Hartley pension plans. As of December 31, 2019, TimesSquare managed approximately $15.382 billion in assets. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in TimesSquare.
AMG TIMESSQUARE SMALL CAP GROWTH FUND
The Fund is managed by a team of portfolio managers, analysts, and other investment professionals at TimesSquare. Grant R. Babyak and Kenneth C. Duca serve as the portfolio managers jointly and primarily responsible for day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Mr. Babyak has served as co-manager of the Fund since its inception and Mr. Duca has served as co-manager of the Fund since 2006. Mr. Babyak is a Senior Founding Partner, Managing Director, and Portfolio Manager in TimesSquare’s growth equity group. Prior to joining TimesSquare in 2000, Mr. Babyak managed small cap and mid cap portfolios at Fiduciary Trust Company International. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Mr. Babyak has a B.A. in Political Science from Yale University and an M.B.A. in Finance from the Leonard N. Stern School of Business at New York University. Mr. Duca is a Director and Portfolio Manager/Analyst in TimesSquare’s growth equity group, responsible for covering the business services, transaction processing, and energy sectors. Prior to joining TimesSquare in 2000, Mr. Duca held a similar position at Fiduciary Trust Company International. Before joining Fiduciary Trust, he spent 10 years with Prudential where, at the time of his departure, he was a senior equity analyst on the small cap growth team. Mr. Duca has a B.A. in Economics from Muhlenberg College and an M.B.A. from Rutgers University. He is a member of the CFA Institute and the New York Society of Security Analysts.

AMG Funds	35

Additional Information About the Funds

Fund Management (CONTINUED)
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.79% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
AMG TIMESSQUARE MID CAP GROWTH FUND
The Fund is managed by a team of portfolio managers, analysts, and other investment professionals at TimesSquare. Ian Anthony Rosenthal and Grant R. Babyak serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund's portfolio using a consensus approach.
Mr. Rosenthal has served as a co-manager of the Fund since its inception. He is a Senior Founding Partner, Managing Director and Portfolio Manager in TimesSquare’s growth equity group. Before joining TimesSquare in 2000, Mr. Rosenthal held a similar position at Fiduciary Trust Company International. Prior experience includes three years at the Bank of New York as an equity portfolio manager and analyst and time at U.S. Trust Company of New York, where he conducted economic research. Mr. Rosenthal has a B.A. in Economics from Wesleyan University and an M.B.A. from Columbia Business School. He is a member of the CFA Institute and the New York Society of Security Analysts. Mr. Babyak has served as co-manager of the Fund since its inception. Mr. Babyak is a Senior Founding Partner, Managing Director, and Portfolio Manager in TimesSquare’s growth equity group. Prior to joining TimesSquare in 2000, Mr. Babyak managed small cap and mid cap portfolios at Fiduciary Trust Company International. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Grant has a B.A. in Political Science from Yale University and an M.B.A. in Finance from the Leonard N. Stern School of Business at New York University.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.79% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
AMG TIMESSQUARE INTERNATIONAL SMALL CAP FUND
Magnus Larsson serves as the portfolio manager primarily responsible for the day-to-day management and strategic oversight of the Fund. Mr. Larsson has served as lead portfolio manager of the Fund since inception. Mr. Larsson is a Director and Portfolio Manager on TimesSquare’s International Small Cap team which covers Developed, Emerging, and Frontier markets. Prior to joining TimesSquare in 2012, Mr. Larsson was a Portfolio Manager at Nordea Investment Management where he focused on European small and mid cap equities. Prior to Nordea, he held a similar role at SEB Asset Management as a Portfolio Manager focusing on European small and mid caps. His prior experience also includes a Financial Analyst role specializing in small and mid cap equity research with Borsinsikt and a position as an Institutional Equity Sales Director at Beeson Gregory. Mr. Larsson holds a B.S. in Economics and Business Administration from the University of Orebro, Sweden as well as a B.A. in Social Science.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisers to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers of the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
In addition to the expense limitation for the Fund discussed under “Fees and Expenses of the Fund” above, from time to time in the future the Subadviser may waive all or a portion of its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee.
AMG TIMESSQUARE emerging markets SMALL CAP FUND
Caglar Somek, CFA, and Magnus Larsson serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund. Mr. Somek is the Lead Portfolio Manager of the Fund and is assisted by Mr. Larsson.
Mr. Somek has served as lead portfolio manager of the Fund since inception. He is a Senior Vice President and Portfolio Manager/Analyst on TimesSquare’s International Small Cap team which

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Fund Management (CONTINUED)
covers Developed, Emerging, and Frontier markets. Prior to joining TimesSquare in 2016, Mr. Somek was a Portfolio Manager, Chief Investment Officer, and Partner at Caravel Management, LLC where he focused on Emerging and Frontier Markets. At Caravel, he managed both the long-only and long/short Emerging and Frontier Market strategies. Prior to Caravel, he was a Senior Investment Research Analyst at Goldman Sachs Asset Management focusing on Asia Pacific ex-Japan stock investments for various strategies including Emerging Markets. Mr. Somek’s prior experience also includes Research Analyst roles at Clearbridge Advisors and Credit Suisse First Boston. He holds a B.S. in Economics and Finance from the Université de Paris IX Dauphine, Paris, France as well as a M.A. in International Economics and Finance from Brandeis University. He is a member of the CFA Institute and the New York Society of Security Analysts. Mr. Somek is a Board Member of the Emerging Markets Investors Alliance. He is fluent in Turkish and French.
Mr. Larsson has served as portfolio manager of the Fund since inception. He is a Director and Portfolio Manager on TimesSquare’s International Small Cap team which covers Developed, Emerging, and Frontier markets. Prior to joining TimesSquare in 2012, Mr. Larsson was a Portfolio Manager at Nordea Investment Management where he focused on European small and mid cap equities. Prior to Nordea, he held a similar role at SEB Asset Management as a Portfolio Manager focusing on European small and mid caps. Mr. Larsson’s prior experience also includes a Financial Analyst role specializing in small and mid cap equity research with Borsinsikt and a position as an Institutional Equity Sales Director at Beeson Gregory. He holds a B.S. in Economics and Business Administration from the University of Orebro, Sweden as well as a B.A. in Social Science.
Pursuant to an exemptive order issued by the SEC, the Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisers to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers of the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.95% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
In addition to the expense limitation for the Fund discussed under “Fees and Expenses of the Fund” above, from time to time in the future TimesSquare may waive all or a portion of its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee.
AMG TIMESSQUARE Global SMALL CAP FUND
Magnus Larsson, Grant R. Babyak and Ian Anthony Rosenthal serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund and have served as portfolio managers of the Fund since inception. Mr. Larsson is the Lead Portfolio Manager of the Fund and is assisted by Messrs. Babyak and Rosenthal.
Mr. Larsson is a Director and Portfolio Manager on TimesSquare’s International Small Cap team which covers Developed, Emerging, and Frontier markets. Prior to joining TimesSquare in 2012, Mr. Larsson was a Portfolio Manager at Nordea Investment Management where he focused on European small and mid cap equities. Prior to Nordea, he held a similar role at SEB Asset Management as a Portfolio Manager focusing on European small and mid caps. His prior experience also includes a Financial Analyst role specializing in small and mid cap equity research with Borsinsikt and a position as an Institutional Equity Sales Director at Beeson Gregory. Mr. Larsson holds a B.S. in Economics and Business Administration from the University of Orebro, Sweden as well as a B.A. in Social Science. Mr. Babyak is a Senior Founding Partner, Managing Director, and Portfolio Manager in TimesSquare’s growth equity group. Prior to joining TimesSquare in 2000, Mr. Babyak managed small cap and mid cap portfolios at Fiduciary Trust Company International. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Mr. Babyak has a B.A. in Political Science from Yale University and an M.B.A. in Finance from the Leonard N. Stern School of Business at New York University. Mr. Rosenthal is a Senior Founding Partner, Managing Director and Portfolio Manager in TimesSquare’s growth equity group. Before joining TimesSquare in 2000, Mr. Rosenthal held a similar position at Fiduciary Trust Company International. Prior experience includes three years at the Bank of New York as an equity portfolio manager and analyst and time at U.S. Trust Company of New York, where he conducted economic research. Mr. Rosenthal has a B.A. in Economics from Wesleyan University and an M.B.A. from Columbia Business School. He is a member of the CFA Institute and the New York Society of Security Analysts.
Pursuant to an exemptive order issued by the SEC, the Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisers to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers of the Fund. The

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Fund Management (CONTINUED)
Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
In addition to the expense limitation for the Fund discussed under “Fees and Expenses of the Fund” above, from time to time in the future TimesSquare may waive all or a portion of its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the Portfolio Managers, the compensation of the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the Fund’s SAI.
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory
Agreements with respect to the Funds between the Investment Manager and the Subadviser is available in the Funds’ Semi-Annual Report to Shareholders for the period ended June 30.
The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment manager, subadvisers, administrator, custodian, transfer agent, accountants and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

38	AMG Funds

Shareholder Guide

Your Account
You may invest in the Funds by purchasing Class N, Class I or Class Z shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below. The Class N shares of AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and Class N and Class I shares also bear shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the net asset value (the “NAV”) per share of the classes may differ. Class N shares are expected to have lower total returns than Class I and Class Z shares, and Class I shares are expected to have lower total returns than Class Z shares. In all other material respects, the Class N, Class I and Class Z shares are the same, each share representing a proportionate interest in a Fund. Each class of shares of a Fund is subject to a minimum investment amount, as described below.
As an investor, you pay no sales charge to invest in the Funds or to redeem out of the Funds. Your purchase or redemption of Fund shares is based on the share price of the Class N, Class I and Class Z. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Funds is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for each Fund are available on the Fund’s website at www.amgfunds.com.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board of Trustees’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Unless a foreign equity security is fair valued, if there are no reported sales for such security on the valuation date, it may be valued at the last quoted bid price or the mean between the last quoted bid and ask prices. The Board of Trustees has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Choosing a Share Class

Investors may choose among the following share classes when investing in the Funds:
•	Class Z
•	Class I
•	Class N
The classes differ in expense structure and eligibility requirements. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.

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Choosing a Share Class (CONTINUED)
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Class Z Shares *
Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class Z’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class Z shares do not pay distribution (12b-1) fees.
*Individual retirement accounts may only invest in Class Z shares if the account is held directly on the books of the Fund (e.g., not through an omnibus or NSCC networked account established by a financial intermediary).
Class I Shares
Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.05% with respect to AMG TimesSquare Mid Cap Growth Fund, up to 0.10% with respect to AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare International Small Cap Fund and up to 0.15% with respect to AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees. Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.
Class N Shares
Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.20% with respect to each of AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund, up to 0.25% with respect to AMG TimesSquare International Small Cap Fund and up to 0.15% with respect to AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class N shares of AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund do not pay annual distribution (12b-1) fees. Shareholders of Class N shares of AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.

Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Funds may include, with respect to Class I shares and Class N shares of the Funds, shareholder servicing fees and, with respect to Class N shares of AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund, receipt of distribution (12b-1) fees. For more information on 12b-1 fees, see “Distribution and Service (12b-1) Fees” below. Shareholder servicing fees are paid out of the assets of Class N and Class I shares on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in Class N and Class I shares. These payments are made pursuant to written agreements between the Financial Intermediaries and the Investment Manager, the Distributor and/or a Fund. Class I shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as a distribution (12b-1) fee, may be available on brokerage platforms of Financial Intermediaries that have agreements with the Distributor to offer such shares solely when acting as your agent. If you transact in Class I shares through such a Financial Intermediary, you may be required to pay a commission and/or other forms of compensation to the Financial Intermediary for effecting such transactions. Shares of the Funds are available in other share classes that have different fees and expenses.
The Investment Manager, the Subadviser and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of a Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including

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Investing Through an Intermediary (CONTINUED)
distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. (“FINRA”) rules and other applicable laws and regulations, the Investment Manager, the Subadviser and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Funds over other investment options. Any such payments may be substantial; however, they will be made by the Investment Manager, the
Subadviser and/or the Distributor, as applicable, not by the Funds or their shareholders, and will not change the NAV or the price of the Funds’ shares.
You can ask your Financial Intermediary for information about any payments it receives from the Investment Manager, the Subadviser and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges and which share class(es) you are eligible to purchase.

Distribution and Service (12b-1) Fees

AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund have adopted a Plan of Distribution under Rule 12b-1 (a 12b-1 Plan) for Class N shares that allows the Funds to pay the Distributor and Financial Intermediaries for selling and distributing Class N shares (for example, for sales, marketing, and promotional activities and to cover related expenses)
and for providing service to shareholders of Class N shares. Because 12b-1 fees are deducted from the net assets of Class N on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of sales charges.

Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its application, and the Trust may require further identifying documentation. The Trust also must maintain and update identifying information and conduct monitoring to identify and report suspicious transactions. If the Trust is unable to verify the information shortly after your account is opened or within a reasonable amount of time after a request for updated information, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.
BUYING AND SELLING Fund SHARES
You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
PROCESSING ORDERS
The Funds typically expect to pay out redemption proceeds on the next business day after a redemption request is received in good order if redemption proceeds are sent by wire. If redemption proceeds are sent by check via express mail or Automated Clearing House (“ACH”), the Funds typically expect to pay out redemption proceeds within two business days after a redemption request is received in good order. If redemption proceeds are sent by check via regular mail, the Funds typically expect to pay out redemption proceeds within five to seven business days after a redemption request is received in good order.
If you sell shares of the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. ACH transactions are also subject to a 15 calendar day holding period. A Fund may delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions.
Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. A Fund also may pay redemption proceeds using cash obtained through borrowing arrangements (including interfund lending) that may be available from time to time.

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Shareholder Guide

Transaction Policies (CONTINUED)
A Fund may pay all or a portion of redemption proceeds with in-kind distributions of portfolio securities when such action is in the best interest of the Fund. For example, a shareholder may request a redemption in-kind to avoid any disruption in market exposure, or a redemption may be so relatively large that a redemption in-kind is most appropriate. The securities received as payment remain subject to market and other risks until they are sold and such sales may result in transaction costs, such as brokerage fees. A redeeming shareholder may receive less for them than the price at which they were valued for purposes of the redemption.
During periods of deteriorating or stressed market conditions, when an increased portion of a Fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

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Shareholder Guide

How to Buy or Sell Shares
	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares* † ...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to AMG Funds to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
Fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
AMG Funds
c/o BNY Mellon Investment
Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $100,000 for Class N and Class I shares and less than $250,000 for Class Z shares.
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds. Internet redemptions are available only for redemptions of less than $100,000 for Class N and Class I shares and less than $250,000 for Class Z shares.
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account
*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $100,000 and over for Class N and Class I shares and $250,000 and over for Class Z shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. Telephone and Internet redemptions are available only for redemptions that are below $100,000 for Class N and Class I shares and below $250,000 for Class Z shares.

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Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.
Share Class	Initial Investment	Additional Investments
Class N:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Class I:
• Regular Accounts	$100,000	$100
• Individual Retirement Accounts	$25,000	$100
Class Z:
• Regular Accounts	$5,000,000	$1,000
• Individual Retirement Accounts (Direct Accounts Only)	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the AMG Funds Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); a trust or plan established primarily for the benefit of any of the foregoing persons; certain omnibus accounts, mutual fund advisory platforms and fee-based investment platforms via a custodian or clearing firm (Class I shares); and certain qualified retirement plans, such as 401(k) plans, 403(b) plans and 457 plans. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadviser intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $100,000 or more worth of Class N or Class I shares or $250,000 or more worth of Class Z shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below $500 for Class N shares, $25,000 for Class I shares or $50,000 for Class Z shares of a Fund due to redemptions you make, or (ii) is below $100, but, in each case, not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below.) This determination is at the Investment Manager’s discretion, based on a case-by-case

44	AMG Funds

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
The Funds or the Funds’ transfer agent may temporarily delay for more than seven days the disbursement of redemption proceeds from the account of a “Specified Adult” (as that term is defined in FINRA Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted, subject to certain conditions.
In connection with the Trust’s anti-money laundering efforts, the Trust also may redeem Fund shares at their net asset value and close a shareholder’s account if a shareholder fails to timely provide the Trust with any requested documentation or information, the Trust is unable to verify such documentation or information within a reasonable amount of time, or the Trust is otherwise required by law to redeem Fund shares.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Funds' portfolios, increase the Funds' expenses, and have a negative impact on the Funds' performance. The Funds may be subject to additional risks of frequent trading activities because the securities in which the Funds invest tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. In addition, the AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund may be subject to additional risks of frequent trading activities because of the potential for time-zone arbitrage relating to the foreign and emerging market portfolio securities held by the Fund. As a result, the Fund may be a target for investors that seek to capitalize on price arbitrage opportunities. There may be additional risks due to frequent trading activities. As described previously, the Funds have adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG Funds Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a Financial Intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the Financial Intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through Financial Intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that Financial Intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at Financial Intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

AMG Funds	45

Shareholder Guide

Investor Services (CONTINUED)
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, you also may exchange your shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”).
In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange out of a Fund through the Investment Manager.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary generally will be required to provide you and the Internal Revenue Service (the “IRS”) with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see www.amgfunds.com or contact the Funds at 800.548.4539, or consult your Financial Intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Funds normally declare and pay any income dividends and net realized capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-advantaged retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected (or intends to elect) and intends to qualify and be eligible to be treated each taxable year as a regulated investment company. A regulated investment company generally is not subject to tax at a corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in corporate-level taxation and,

46	AMG Funds

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
consequently, a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to net capital gains, provided that both you and the distributing Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will typically not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
A Fund's investments in foreign securities, if any, may be subject to foreign taxes. In that case, the Fund’s return on those securities would generally be decreased. The application of certain foreign taxes, including withholding taxes, may be unclear. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If a Fund is eligible to and does so elect, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or, if you itemize deductions and so choose, a deduction) for such amounts on your U.S. federal income tax return, subject to certain limitations. If a Fund is not eligible to or does not so elect, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income.
In addition, a Fund’s investments in foreign currencies, certain foreign securities, and derivatives could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to sell other investments in order to make required distributions). Please see the SAI for more detailed tax information.
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

AMG Funds	47

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Financial Highlights

The following Financial Highlights tables are intended to help you understand the Funds’ financial performance for the past five fiscal periods (or since inception). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds’ Financial Statements, has been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, whose report is included in the Funds’ Annual Report, which is available upon request.
AMG TimesSquare Small Cap Growth Fund
	For the fiscal years ended December 31,
Class N	2019	2018	2017 [1]	2016 [2]	2015
Net Asset Value, Beginning of Year	$12.21	$16.90	$15.52	$14.84	$16.44
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.09)	(0.10)	(0.08) [5]	(0.06) [6]	(0.10) [7]
Net realized and unrealized gain (loss) on investments	3.47	(0.70)	3.32	1.28	0.27
Total income (loss) from investment operations	3.38	(0.80)	3.24	1.22	0.17
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.03)	—
Net realized gain on investments	(1.63)	(3.89)	(1.86)	(0.51)	(1.77)
Total distributions to shareholders	(1.63)	(3.89)	(1.86)	(0.54)	(1.77)
Net Asset Value, End of Year	$13.96	$12.21	$16.90	$15.52	$14.84
Total Return[4,8]	27.98%	(4.38)%	20.87%	8.20%	0.90%
Ratio of net expenses to average net assets	1.17% [9]	1.09% [9]	1.23% [9]	1.23% [9]	1.22% [9]
Ratio of gross expenses to average net assets[10]	1.19%	1.10%	1.24%	1.24%	1.23%
Ratio of net investment loss to average net assets[4]	(0.63)%	(0.55)%	(0.48)%	(0.38)%	(0.60)%
Portfolio turnover	62%	63%	58%	62%	71%
Net assets end of Year (000's) omitted	$105,862	$99,996	$318,627	$313,713	$272,609

	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class I	2019	2018	2017 [11]
Net Asset Value, Beginning of Period	$12.64	$17.32	$16.52
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.07)	(0.09)	(0.05) [5]
Net realized and unrealized gain (loss) on investments	3.59	(0.70)	2.71
Total income (loss) from investment operations	3.52	(0.79)	2.66
Less Distributions to Shareholders from:
Net realized gain on investments	(1.63)	(3.89)	(1.86)
Net Asset Value, End of Period	$14.53	$12.64	$17.32
Total Return[4,8]	28.13%	(4.21)%	16.11% [12]
Ratio of net expenses to average net assets	1.01% [13]	1.00% [13]	1.10% [13,14]
Ratio of gross expenses to average net assets[10]	1.03%	1.01%	1.11% [14]
Ratio of net investment loss to average net assets[4]	(0.47)%	(0.46)%	(0.35)% [14]
Portfolio turnover	62%	63%	58%
Net assets end of Period (000's) omitted	$11,333	$174,914	$2,065

AMG Funds	49

Financial Highlights

	For the fiscal years ended December 31,
Class Z	2019	2018	2017 [1]	2016 [2]	2015
Net Asset Value, Beginning of Year	$12.65	$17.33	$15.84	$15.14	$16.75
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.07)	(0.08)	(0.05) [5]	(0.03) [6]	(0.07) [7]
Net realized and unrealized gain (loss) on investments	3.60	(0.71)	3.40	1.31	0.26
Total income (loss) from investment operations	3.53	(0.79)	3.35	1.28	0.19
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.06)	—
Net realized gain on investments	(1.63)	(3.89)	(1.86)	(0.52)	(1.80)
Total distributions to shareholders	(1.63)	(3.89)	(1.86)	(0.58)	(1.80)
Net Asset Value, End of Year	$14.55	$12.65	$17.33	$15.84	$15.14
Total Return[4,8]	28.19%	(4.21)%	21.14%	8.45%	1.03%
Ratio of net expenses to average net assets	0.97% [9]	0.96% [9]	1.03% [9]	1.03% [9]	1.02% [9]
Ratio of gross expenses to average net assets[10]	0.99%	0.97%	1.04%	1.04%	1.03%
Ratio of net investment loss to average net assets[4]	(0.43)%	(0.42)%	(0.28)%	(0.20)%	(0.40)%
Portfolio turnover	62%	63%	58%	62%	71%
Net assets end of Year (000's) omitted	$367,787	$601,789	$866,289	$766,180	$806,745

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.09), and $(0.09) for Class N, Class I and Class Z, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.05) for Class N and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12) and $(0.09) for Class N and Class Z, respectively.
[8]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[9]	Includes reduction from broker recapture amounting to 0.02% for the fiscal year ended 2019 and 0.01% for each fiscal year ended 2018, 2017, 2016 and 2015.
[10]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[11]	Commencement of operations was on February 27, 2017.
[12]	Not annualized.
[13]	Includes reduction from broker recapture amounting to 0.02% for the fiscal year ended 2019, 0.01% for the fiscal year ended 2018 and 0.01% for the fiscal period ended 2017.
[14]	Annualized.

50	AMG Funds

Financial Highlights

AMG TimesSquare Mid Cap Growth Fund
	For the fiscal years ended December 31,
Class N	2019	2018	2017 [1]	2016 [2]	2015
Net Asset Value, Beginning of Year	$15.00	$18.40	$17.26	$17.02	$18.24
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.07)	(0.08)	(0.12) [5]	(0.06) [6]	(0.07) [7]
Net realized and unrealized gain (loss) on investments	5.62	(0.78)	3.98	1.31	0.17
Total income (loss) from investment operations	5.55	(0.86)	3.86	1.25	0.10
Less Distributions to Shareholders from:
Net realized gain on investments	(2.86)	(2.54)	(2.72)	(1.01)	(1.32)
Net Asset Value, End of Year	$17.69	$15.00	$18.40	$17.26	$17.02
Total Return[4,8]	37.15%	(4.55)%	22.40%	7.26%	0.49%
Ratio of net expenses to average net assets	1.17% [9]	1.17% [9]	1.23% [9]	1.23% [9]	1.22% [9]
Ratio of gross expenses to average net assets[10]	1.18%	1.18%	1.24%	1.24%	1.23%
Ratio of net investment loss to average net assets[4]	(0.38)%	(0.39)%	(0.66)%	(0.36)%	(0.37)%
Portfolio turnover	65%	59%	54%	47%	47%
Net assets end of Year (000's) omitted	$518,267	$375,505	$519,337	$815,473	$867,245

	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class I	2019	2018	2017 [11]
Net Asset Value, Beginning of Period	$15.46	$18.86	$18.73
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.05)	(0.05)	(0.09) [5]
Net realized and unrealized gain (loss) on investments	5.80	(0.81)	2.94
Total income (loss) from investment operations	5.75	(0.86)	2.85
Less Distributions to Shareholders from:
Net realized gain on investments	(2.86)	(2.54)	(2.72)
Net Asset Value, End of Period	$18.35	$15.46	$18.86
Total Return[4,8]	37.33%	(4.45)%	15.24% [12]
Ratio of net expenses to average net assets	1.07% [13]	1.02% [13]	1.08% [13,14]
Ratio of gross expenses to average net assets[10]	1.08%	1.03%	1.09% [14]
Ratio of net investment loss to average net assets[4]	(0.28)%	(0.24)%	(0.52)% [14]
Portfolio turnover	65%	59%	54%
Net assets end of Period (000's) omitted	$472,524	$353,282	$397,061

AMG Funds	51

Financial Highlights

	For the fiscal years ended December 31,
Class Z	2019	2018	2017 [1]	2016 [2]	2015
Net Asset Value, Beginning of Year	$15.48	$18.87	$17.61	$17.33	$18.54
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.03)	(0.04)	(0.09) [5]	(0.03) [6]	(0.03) [7]
Net realized and unrealized gain (loss) on investments	5.80	(0.81)	4.07	1.35	0.16
Total income (loss) from investment operations	5.77	(0.85)	3.98	1.32	0.13
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.01)	—
Net realized gain on investments	(2.86)	(2.54)	(2.72)	(1.03)	(1.34)
Total distributions to shareholders	(2.86)	(2.54)	(2.72)	(1.04)	(1.34)
Net Asset Value, End of Year	$18.39	$15.48	$18.87	$17.61	$17.33
Total Return[4,8]	37.41%	(4.39)%	22.63%	7.53%	0.67%
Ratio of net expenses to average net assets	0.97% [9]	0.97% [9]	1.03% [9]	1.03% [9]	1.02% [9]
Ratio of gross expenses to average net assets[10]	0.98%	0.98%	1.04%	1.04%	1.03%
Ratio of net investment loss to average net assets[4]	(0.18)%	(0.19)%	(0.46)%	(0.16)%	(0.17)%
Portfolio turnover	65%	59%	54%	47%	47%
Net assets end of Year (000's) omitted	$894,390	$948,380	$1,171,466	$1,026,198	$1,283,161

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.14), $(0.11) and $(0.11) for Class N, Class I and Class Z, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07) and $(0.04) for Class N and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.04) for Class N and Class Z, respectively.
[8]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[9]	Includes reduction from broker recapture amounting to 0.01% for each fiscal year ended 2019, 2018, 2017, 2016 and 2015.
[10]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[11]	Commencement of operations was on February 27, 2017.
[12]	Not annualized.
[13]	Includes reduction from broker recapture amounting to 0.01% for each fiscal year ended 2019 and 2018 and 0.01% for the fiscal period ended 2017.
[14]	Annualized.

52	AMG Funds

Financial Highlights

AMG TimesSquare International Small Cap Fund
	For the fiscal years ended December 31,
Class N	2019	2018	2017 [1]	2016 [2]	2015
Net Asset Value, Beginning of Year	$12.72	$16.99	$12.35	$12.65	$11.79
Income (loss) from Investment Operations:
Net investment income[3,4]	0.21 [5]	0.18	0.08 [6]	0.04	0.05
Net realized and unrealized gain (loss) on investments	3.55	(4.35)	4.69	(0.11)	1.43
Total income (loss) from investment operations	3.76	(4.17)	4.77	(0.07)	1.48
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.10)	(0.06)	(0.07)	(0.17)
Net realized gain on investments	—	—	(0.07)	(0.16)	(0.45)
Total distributions to shareholders	(0.24)	(0.10)	(0.13)	(0.23)	(0.62)
Net Asset Value, End of Year	$16.24	$12.72	$16.99	$12.35	$12.65
Total Return[4,7]	29.56%	(24.54)%	38.63%	(0.55)%	12.51%
Ratio of net expenses to average net assets	1.23%	1.23%	1.29%	1.30%	1.30%
Ratio of gross expenses to average net assets[8]	1.23%	1.23%	1.30%	1.39%	1.59%
Ratio of net investment income to average net assets[4]	1.43%	1.07%	0.53%	0.32%	0.37%
Portfolio turnover	40%	46%	48%	58%	95%
Net assets end of Year (000's) omitted	$70,532	$88,913	$238,935	$28,864	$337

	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class I	2019	2018	2017 [9]
Net Asset Value, Beginning of Period	$12.74	$17.08	$13.18
Income (loss) from Investment Operations:
Net investment income[3,4]	0.24 [5]	0.20	0.11 [6]
Net realized and unrealized gain (loss) on investments	3.55	(4.37)	3.94
Total income (loss) from investment operations	3.79	(4.17)	4.05
Less Distributions to Shareholders from:
Net investment income	(0.27)	(0.17)	(0.08)
Net realized gain on investments	—	—	(0.07)
Total distributions to shareholders	(0.27)	(0.17)	(0.15)
Net Asset Value, End of Period	$16.26	$12.74	$17.08
Total Return[4,7]	29.78%	(24.42)%	30.72% [10]
Ratio of net expenses to average net assets	1.06%	1.06%	1.09% [11]
Ratio of gross expenses to average net assets[8]	1.06%	1.06%	1.10% [11]
Ratio of net investment income to average net assets[4]	1.60%	1.24%	0.77% [11]
Portfolio turnover	40%	46%	48%
Net assets end of Period (000's) omitted	$658,599	$538,749	$182,528

AMG Funds	53

Financial Highlights

	For the fiscal years ended December 31,
Class Z	2019	2018	2017 [1]	2016 [2]	2015
Net Asset Value, Beginning of Year	$12.75	$17.08	$12.41	$12.69	$11.82
Income (loss) from Investment Operations:
Net investment income[3,4]	0.25 [5]	0.21	0.11 [6]	0.28	0.13
Net realized and unrealized gain (loss) on investments	3.55	(4.36)	4.71	(0.32)	1.38
Total income (loss) from investment operations	3.80	(4.15)	4.82	(0.04)	1.51
Less Distributions to Shareholders from:
Net investment income	(0.29)	(0.18)	(0.08)	(0.08)	(0.19)
Net realized gain on investments	—	—	(0.07)	(0.16)	(0.45)
Total distributions to shareholders	(0.29)	(0.18)	(0.15)	(0.24)	(0.64)
Net Asset Value, End of Year	$16.26	$12.75	$17.08	$12.41	$12.69
Total Return[4,7]	29.77%	(24.29)%	38.86%	(0.29)%	12.78%
Ratio of net expenses to average net assets	0.98%	0.98%	1.04%	1.05%	1.05%
Ratio of gross expenses to average net assets[8]	0.98%	0.98%	1.05%	1.19%	1.30%
Ratio of net investment income to average net assets[4]	1.68%	1.32%	0.70%	2.23%	1.04%
Portfolio turnover	40%	46%	48%	58%	95%
Net assets end of Year (000's) omitted	$401,528	$372,085	$252,951	$99,533	$30,119

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16, $0.18 and $0.20 for Class N, Class I and Class Z, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05 and $0.05 for Class N, Class I and Class Z, respectively.
[7]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[9]	Commencement of operations was on February 27, 2017.
[10]	Not annualized.
[11]	Annualized.

54	AMG Funds

Financial Highlights

AMG TimesSquare Emerging Markets Small Cap Fund
	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class N	2019	2018	2017 [1]
Net Asset Value, Beginning of Period	$9.49	$12.32	$10.94
Income (loss) from Investment Operations:
Net investment income[2,3]	0.03	0.08	0.03
Net realized and unrealized gain (loss) on investments	1.53	(2.34)	2.33
Total income (loss) from investment operations	1.56	(2.26)	2.36
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.01)	(0.15)
Net realized gain on investments	—	(0.56)	(0.83)
Paid in capital	(0.00) [4]	—	—
Total distributions to shareholders	(0.02)	(0.57)	(0.98)
Net Asset Value, End of Period	$11.03	$9.49	$12.32
Total Return[3,5]	16.49%	(18.30)%	21.72% [6]
Ratio of net expenses to average net assets	1.67% [7]	1.67%	1.65% [8]
Ratio of gross expenses to average net assets[9]	4.29%	3.87%	5.02% [8]
Ratio of net investment income to average net assets[3]	0.31%	0.68%	0.28% [8]
Portfolio turnover	103%	84%	81%
Net assets end of Period (000's) omitted	$39	$31	$43

	For the fiscal years ended December 31,			For the fiscal period ended December 31,
Class I	2019	2018	2017	2016 [10]
Net Asset Value, Beginning of Period	$9.51	$12.35	$10.05	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.07	0.11	0.06	0.01
Net realized and unrealized gain (loss) on investments	1.53	(2.33)	3.23	0.04
Total income (loss) from investment operations	1.60	(2.22)	3.29	0.05
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.06)	(0.16)	—
Net realized gain on investments	—	(0.56)	(0.83)	—
Paid in capital	(0.01)	—	—	—
Total distributions to shareholders	(0.06)	(0.62)	(0.99)	—
Net Asset Value, End of Period	$11.05	$9.51	$12.35	$10.05
Total Return[3,5]	16.83%	(17.90)%	32.85%	0.50% [6]
Ratio of net expenses to average net assets	1.27% [7]	1.27%	1.25%	1.34% [8]
Ratio of gross expenses to average net assets[9]	3.89%	3.47%	4.59%	7.09% [8,11]
Ratio of net investment income to average net assets[3]	0.71%	1.08%	0.53%	1.27% [8]
Portfolio turnover	103%	84%	81%	0% [6]
Net assets end of Period (000's) omitted	$310	$273	$13	$10

AMG Funds	55

Financial Highlights

	For the fiscal years ended December 31,			For the fiscal period ended December 31,
Class Z	2019	2018	2017	2016 [10]
Net Asset Value, Beginning of Period	$9.51	$12.35	$10.05	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.07	0.12	0.06	0.01
Net realized and unrealized gain (loss) on investments	1.53	(2.34)	3.23	0.04
Total income (loss) from investment operations	1.60	(2.22)	3.29	0.05
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.06)	(0.16)	—
Net realized gain on investments	—	(0.56)	(0.83)	—
Paid in capital	(0.01)	—	—	—
Total distributions to shareholders	(0.06)	(0.62)	(0.99)	—
Net Asset Value, End of Period	$11.05	$9.51	$12.35	$10.05
Total Return[3,5]	16.83%	(17.90)%	32.85%	0.50% [6]
Ratio of net expenses to average net assets	1.27% [7]	1.27%	1.25%	1.34% [8]
Ratio of gross expenses to average net assets[9]	3.89%	3.47%	4.59%	7.09% [8,11]
Ratio of net investment income to average net assets[3]	0.71%	1.08%	0.53%	1.27% [8]
Portfolio turnover	103%	84%	81%	0% [6]
Net assets end of Period (000's) omitted	$5,473	$5,513	$6,850	$4,237

[1]	Commencement of operations was on February 27, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[6]	Not annualized.
[7]	Includes interest expense totaling 0.02% relating to interfund lending and bank overdrafts.
[8]	Annualized.
[9]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[10]	Commencement of operations was on December 15, 2016.
[11]	Ratio does not reflect the annualization of audit, excise tax and organization expenses.

56	AMG Funds

Financial Highlights

AMG TimesSquare Global Small Cap Fund
	For the fiscal year ended December 31,	For the fiscal period ended December 31,
Class N	2019	2018 [1]
Net Asset Value, Beginning of Period	$7.95	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.00 [4]
Net realized and unrealized gain (loss) on investments	2.95	(2.05)
Total income (loss) from investment operations	2.99	(2.05)
Less Distributions to Shareholders from:
Net investment income	(0.10)	—
Net Asset Value, End of Period	$10.84	$7.95
Total Return[3,5]	37.60%	(20.50)% [6]
Ratio of net expenses to average net assets	1.27% [7]	1.25% [8]
Ratio of gross expenses to average net assets[9]	7.45%	11.67% [8,10]
Ratio of net investment income to average net assets[3]	0.42%	0.07% [8]
Portfolio turnover	80%	22% [6]
Net assets end of Period (000's) omitted	$44	$24

	For the fiscal year ended December 31,	For the fiscal period ended December 31,
Class I	2019	2018 [1]
Net Asset Value, Beginning of Period	$7.96	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.06	0.02
Net realized and unrealized gain (loss) on investments	2.96	(2.06)
Total income (loss) from investment operations	3.02	(2.04)
Less Distributions to Shareholders from:
Net investment income	(0.13)	—
Net Asset Value, End of Period	$10.85	$7.96
Total Return[3,5]	37.96%	(20.40)% [6]
Ratio of net expenses to average net assets	1.02% [7]	1.00% [8]
Ratio of gross expenses to average net assets[9]	7.20%	11.42% [8,10]
Ratio of net investment income to average net assets[3]	0.67%	0.32% [8]
Portfolio turnover	80%	22% [6]
Net assets end of Period (000's) omitted	$33	$24

AMG Funds	57

Financial Highlights

	For the fiscal year ended December 31,	For the fiscal period ended December 31,
Class Z	2019	2018 [1]
Net Asset Value, Beginning of Period	$7.96	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.06	0.02
Net realized and unrealized gain (loss) on investments	2.97	(2.06)
Total income (loss) from investment operations	3.03	(2.04)
Less Distributions to Shareholders from:
Net investment income	(0.13)	—
Net Asset Value, End of Period	$10.86	$7.96
Total Return[3,5]	38.09%	(20.40)% [6]
Ratio of net expenses to average net assets	1.02% [7]	1.00% [8]
Ratio of gross expenses to average net assets[9]	7.20%	11.42% [8,10]
Ratio of net investment income to average net assets[3]	0.67%	0.32% [8]
Portfolio turnover	80%	22% [6]
Net assets end of Period (000's) omitted	$2,032	$1,443

[1]	Commencement of operations was on May 31, 2018.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $0.005 or $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Includes interest expense on interfund lending and excise tax expense totaling 0.02%.
[8]	Annualized.
[9]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[10]	Ratio does not reflect the annualization of audit, registration and organization expenses.

58	AMG Funds

How To Contact Us

AMG TIMESSQUARE SMALL CAP GROWTH FUND
AMG TIMESSQUARE MID CAP GROWTH FUND
AMG TIMESSQUARE INTERNATIONAL SMALL CAP FUND
AMG TIMESSQUARE EMERGING MARKETS SMALL CAP FUND
AMG TIMESSQUARE GLOBAL SMALL CAP FUND
INVESTMENT MANAGER AND ADMINISTRATOR
AMG Funds LLC
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
203.299.3500 or 800.548.4539
SUBADVISER
TimesSquare Capital Management, LLC
7 Times Square
42nd Floor
New York, New York 10036
DISTRIBUTOR
AMG Distributors, Inc.
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
CUSTODIAN
The Bank of New York Mellon
Mutual Funds Custody
111 Sander Creek Parkway 2nd Floor
East Syracuse, New York 13057
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
Edward J. Kaier
Kurt A. Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria L. Sassine
Thomas R. Schneeweis

AMG Funds	59

AMG Funds
Prospectus
May 1, 2020 (As revised May 15, 2020)

Where to find additional information
The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.548.4539
•	By mail: AMG Funds 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830
•	On the Internet: Electronic copies are available on our website at www.amgfunds.com
Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s website at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov.
© 2020 AMG Funds LLC
Investment Company Act Registration Number 811-09521

www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P081-0520-15